SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basis of Presentation
Rabbi trust investment gains										$ 7	$ 6	$ 5
New Accounting Standards
Cumulative-effect adjustment					$ 107						107
Excess tax benefit										$ (34)	$ 0	$ 0
Weighted-average common shares outstanding for diluted EPS	251,600	252,400	252,000	251,500	251,500	251,000	251,500	251,200		251,155	250,923	250,655
Debt Instruments [Abstract]
Current portion of long-term debt	$ (913)				$ (907)					$ (913)	$ (907)
Total long-term debt	14,429				13,134					14,429	13,134
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	905									905
2018	1,414									1,414
2019	1,417									1,417
2020	1,032									1,032
Retained Earnings [Member]
New Accounting Standards
Cumulative-effect adjustment					107						107
Accounting Standards Update 2016-09 [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Standards
Excess tax benefit										34
Weighted-average common shares outstanding for diluted EPS			98	75					89
Accounting Standards Update 2016-09 [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member] | Retained Earnings [Member]
New Accounting Standards
Cumulative-effect adjustment					107						107
Parent Company [Member]
Basis of Presentation
Rabbi trust investment gains										$ 23	$ 3	$ 27
New Accounting Standards
Weighted-average common shares outstanding for diluted EPS										251,155	250,923	250,655
Debt Instruments [Abstract]
Market value adjustments for interest rate swaps, net	(3)				(2)					$ (3)	$ (2)
Build-to-suit lease	137				136					137	136
Gross long-term debt	5,734				5,984					5,734	5,984
Current portion of long-term debt	(600)				(752)					(600)	(752)
Unamortized discount on long-term debt	(10)				(10)					(10)	(10)
Unamortized debt issuance costs	(24)				(27)					(24)	(27)
Total long-term debt	5,100				5,195					5,100	5,195
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	600									600
2018	500									500
2019	1,000									1,000
2020	900									900
Thereafter	2,600									2,600
Parent Company [Member] | 6.5% Notes June 1, 2016 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 0				750					$ 0	750
Stated rate percentage	6.50%									6.50%
Effective rate percentage	4.77%									4.77%
Parent Company [Member] | 6.5% Notes June 1, 2016 [Member] | Fixed-to-floating Rate Swap [Member]
Debt Instruments [Abstract]
Gross long-term debt					300						300
Parent Company [Member] | 2.3% Notes April 1, 2017 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 600				600					$ 600	600
Stated rate percentage	2.30%									2.30%
Parent Company [Member] | 6.15% Notes June 15, 2018 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				500					$ 500	500
Stated rate percentage	6.15%									6.15%
Parent Company [Member] | Other Long-term Debt, Due February 2019 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				500					$ 500	500
Stated rate percentage	9.80%									9.80%
Parent Company [Member] | 1.625% Notes October 7, 2019 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				0					$ 500	0
Stated rate percentage	1.625%									1.625%
Parent Company [Member] | 2.4% Notes March 15, 2020 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				500					$ 500	500
Stated rate percentage	2.40%									2.40%
Parent Company [Member] | 2.85% Notes November 15, 2020 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 400				400					$ 400	400
Stated rate percentage	2.85%									2.85%
Parent Company [Member] | 2.875% Notes October 1, 2022 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				500					$ 500	500
Stated rate percentage	2.875%									2.875%
Parent Company [Member] | 4.05% Notes December 1, 2023 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				500					$ 500	500
Stated rate percentage	4.05%									4.05%
Parent Company [Member] | 3.55% Notes June 15, 2024 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 500				500					$ 500	500
Stated rate percentage	3.55%									3.55%
Parent Company [Member] | 3.75% Notes November 15, 2025 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 350				350					$ 350	350
Stated rate percentage	3.75%									3.75%
Parent Company [Member] | 6% Notes October 15, 2039 [Member]
Debt Instruments [Abstract]
Gross long-term debt	$ 750				750					$ 750	750
Stated rate percentage	6.00%									6.00%
Parent Company [Member] | Accounting Standards Update 2016-09 [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Standards
Excess tax benefit										$ 17	34
Weighted-average common shares outstanding for diluted EPS			98	75					89
Parent Company [Member] | Accounting Standards Update 2016-09 [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member] | Retained Earnings [Member]
New Accounting Standards
Cumulative-effect adjustment					$ 49						$ 49